Notes to the unaudited interim condensed consolidated statement of financial position - Forward contract relating to the New EIB Warrants (Details) - New European Investment Bank Warrants	Jun. 30, 2026 EUR (€) € / shares shares
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant | € / shares	€ 0.01
Number of warrants outstanding | shares	15,677,573
Number of shares per instrument | shares	1
Stock price | € / shares	€ 3.22
Maturity (years)	9 years 6 months
Volatility	58.60%
Strike price | € / shares	€ 0.01
Risk free rate	3.70%
Fair Value (k€)	€ 50,400,000
Unit Fair value (€)	3.21
Subscription price	€ 200,000
Transaction costs	300,000
Fair value of forward contract recognised in equity	€ 50,200,000
Warrants, Subscription Price | € / shares	€ 0.01